Group information	12 Months Ended
Mar. 31, 2024
Group Information
Group information

6. Group information

A.	The Group’s subsidiaries along with the proportion of ownership interests and the voting rights held directly or indirectly by the Parent Company are disclosed below. The country of incorporation is also their principal place of business. The consolidated financial statements of the Group includes:

Information about group subsidiaries

			% Equity interest
Name	Principal activities	Country of incorporation	March 31, 2023		March 31, 2024
THCL Travel Holding Cyprus Limited	Investment Company	Cyprus	100		100
Yatra USA Corp	Investment Company	USA	100	**	100	**
Yatra USA, LLC	Travel & Travel related services	USA	100		100
Asia Consolidated DMC Pte. Ltd.	Travel & Travel related services	Singapore	100		100
Middle East Travel Management Company Private Limited	Travel & Travel related services	India	100		100
Yatra Online Limited	Travel & Travel related services	India	98.59	*	64.46	*
Yatra Corporate Hotel Solutions Private Limited	Travel & Travel related services	India	98.59	#	64.46	#
TSI Yatra Private Limited	Travel & Travel related services	India	98.59	#	64.46	#
Yatra TG Stays Private Limited	Travel & Travel related services	India	98.59	#	64.46	#
Yatra Hotel Solutions Private Limited	Travel & Travel related services	India	98.59	#	64.46	#
Yatra for Business Private Limited	Travel & Travel related services	India	98.59	#	64.46	#
Travel.Co.In Private Limited	Travel & Travel related services	India	98.59	#	64.46	#
Yatra Online Freight Services Private Limited	Freight forwarding services	India	98.59	#	64.46	#
Yatra Middle East L.L.C-FZ	Computer programming, consultancy and related activities, arranging and assembling tours and forwarding of freight	United Arab Emirates	98.59	#/***	64.46	#/***

*	Remaining shares of 35.54% (March 31, 2023: 1.41%) are held by the public and institutional shareholder (non-controlling shareholder) as at March 31, 2024. Refer to note 29.

**	Includes 18.63% (March 31, 2023: 18.63%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company. During the year ended March 31, 2023, Periscope, LLC, and Guy Barudin Class F shareholder of Yatra USA Corp has exchanged 39,062 and 167,161 Class F Shares with the Ordinary Shares of Yatra Online, Inc. respectively. Refer to Note 29.

***	On February 9, 2023, Yatra Middle East L.L.C.-FZ was incorporated in Dubai, United Arab Emirates with principal activity of Computer programming, consultancy and related activities, arranging and assembling tours and forwarding of freight. Yatra Online, Inc. (the “Company”), through its subsidiary, Yatra Online Limited holds all of the outstanding shares of Yatra Middle East L.L.C.-FZ.

#	Remaining shares of 35.54% (March 31, 2023: 1.41%) are held indirectly by the non-controlling shareholder as at March 31, 2024 through Yatra Online Limited.

B. Joint Venture

The group holds 50% interest in Adventure and Nature Network Pvt. Ltd. (March 31, 2023: 50%). For more detail, refer to Note 14 and Note 44.

C. Non-controlling interests

Details of subsidiaries that have material non-controlling interests

The non-controlling interests that are material to the Group primarily relates to Yatra Online Limited (Indian subsidiary and its step-down subsidiaries) as at and for the year ended March 31, 2024. (Though non-controlling in Yatra Online Limited was immaterial as at and for the year ended March 31, 2023, previous year amounts are disclosed for comparative purposes.)

The table below shows summarised consolidated financial information of Yatra Online Limited, before inter-company eliminations

(i) Consolidated statement of financial position

	As at March 31
	2023	2024	2024
	(INR)	(INR)	(USD)
Non-current assets	12,86,936	15,26,239	18,313
Current assets	53,66,462	1,05,38,735	1,26,455
Non-current liabilities	2,70,563	3,39,769	4,077
Current liabilities	48,54,353	44,54,016	53,444
Total equity	1,528,482	7,271,189	87,247

Attributable to:
Non-controlling interests	11,624	2,371,802	28,459
Equity attributable to equity holders of the parent	1,17,66,689	4,899,387	58,788

(ii) Consolidated statement of profit or loss and other comprehensive income

	For the year ended March 31
	2023	2024	2024
	(INR)	(INR)	(USD)
Revenue	3,801,597	4,186,676	50,236
Other income	144,954	102,294	1,227
Expenses	(3,595,026)	(4,195,487)	(50,341)
Finance income	28,760	157,132	1,885
Finance cost	(234,097)	(245,957)	(2,951)
Listing and related expenses	(23,591)	(54,238)	(651)
Tax expense	(45,697)	(32,514)	(390)
Loss for the year	76,898	(82,094)	(985)
Other comprehensive income for the year, net of tax	(10,458)	5,958	(72)
Total comprehensive income / (loss) for the year, net of tax	66,440	(88,052)	(1,057)

Loss for the year attributable to:
Non-controlling interests	1,084	(29,175)	(350)
Equity holders of the parent	75,814	(52,918)	(635)

Total comprehensive income / (loss) attributable to:
Non-controlling interests	937	(31,293)	(375)
Equity holders of the parent	65,503	(56,759)	(681)

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

(iii) Consolidated statement of cash flows

	For the year ended March 31
	2023	2024	2024
	(INR)	(INR)	(USD)
Net cash used in operating activities	(1,530,819)	(1,424,478)	(17,092)
Net cash used in investing activities	(166,655)	(2,337,311)	(28,046)
Net cash generated from financing activities	1,384,190	4,663,085	55,953
Net increase in cash and cash equivalents	(3,13,284)	9,01,296	10,815

D) Change in interest without loss of control

Pursuant to Indian IPO of Yatra Online Limited (“Indian subsidiary”), non-controlling interest share has increased from 1.41% to 35.54%. Following is a schedule of change in interest without loss of control:

For the year ended March 31, 2024

Cash consideration received from non-controlling shareholders*	7,688,896
Less: Proportionate interest of non-controlling shareholder in net asset of Indian subsidiary	2,656,614
Difference recognised in Non-controlling interest reserve within equity	5,032,282

*	disclosed as “Change in noncontrolling interest” under financing activities in Consolidated Statement of Cash flow.

Additional NCI measurement on the date of change in interest:

Proportionate interest of non-controlling shareholder in net asset of Indian subsidiary	2,656,614
Less: Transaction costs attributed to NCI	278,757
Amount recognised as NCI	2,377,857